LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Schedule of Liability for Future Policy Benefits, Revenue and Interest Accretion (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premium	$ 360	$ 374
Interest Accretion	255	262
Term
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premium	229	239
Interest Accretion	70	75
Payout
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premium	101	106
Interest Accretion	63	60
Payout - Non-Legacy
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premium	21	19
Interest Accretion	40	40
Group Pension
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premium	0	0
Interest Accretion	21	23
Health
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premium	9	10
Interest Accretion	$ 61	$ 64